STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2025 AUD ($) $ / shares shares	Sep. 30, 2024 AUD ($) $ / shares shares	Sep. 30, 2024 NZD ($) shares	Sep. 30, 2023 AUD ($) $ / shares	Sep. 30, 2022 AUD ($) $ / shares
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Interim dividend (in dollars per share) | $ / shares	$ 0.76	$ 0.75		$ 0.70
Interim dividend	$ 2,601			$ 2,456
Special dividends (in dollars per share) | $ / shares		$ 0.15
Interim and special dividend		$ 3,125
Final dividend (in dollars per share) | $ / shares		$ 0.76		$ 0.72	$ 0.64
Final dividend		$ 2,614		$ 2,527	$ 2,240
Westpac New Zealand
Value of preference shares issued during the period and recognized as non-controlling interest		$ 339	$ 375
Ordinary shares
Amount authorized for repurchase of shares in on-market buy back	$ 3,500
Number of shares repurchased and cancelled in an on-market buy back | shares	21,058,056	67,665,599	67,665,599
Value of repurchased and cancelled in on-market buy back	$ 672	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 31.93	$ 26.78
Parent Entity
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%
Interim dividend (in dollars per share) | $ / shares	$ 0.76	$ 0.75
Interim dividend	$ 2,601
Special dividends (in dollars per share) | $ / shares		$ 0.15
Interim and special dividend		$ 3,125
Final dividend (in dollars per share) | $ / shares		$ 0.76		$ 0.72
Final dividend		$ 2,614		$ 2,527
Parent Entity | Ordinary shares
Amount authorized for repurchase of shares in on-market buy back	$ 3,500
Number of shares repurchased and cancelled in an on-market buy back | shares	21,058,056	67,665,599	67,665,599
Value of repurchased and cancelled in on-market buy back	$ 672	$ 1,812
Average price per share of shares repurchased in an on-market buy back | $ / shares	$ 31.93	$ 26.78